AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 94.9%
Common Stocks
Australia — 3.2%
BHP Group Ltd.	159,819	$2,833,651
BHP Group PLC	103,290	1,598,062
Commonwealth Bank of Australia	33,117	1,262,929
Rio Tinto PLC	67,669	3,096,452
		8,791,094
Austria — 0.3%
Erste Group Bank AG*	46,961	874,733
Belgium — 0.7%
KBC Group NV	40,571	1,856,009
Brazil — 0.5%
Itau Unibanco Holding SA, ADR	315,912	1,418,445
Canada — 0.0%
Nortel Networks Corp.*^	2,492	—
China — 3.5%
Alibaba Group Holding Ltd., ADR*	13,144	2,556,245
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	320,500	3,140,153
Prosus NV*	16,449	1,145,642
Tencent Holdings Ltd.	56,200	2,765,568
		9,607,608
Denmark — 4.4%
Carlsberg A/S (Class B Stock)	30,635	3,464,238
Novo Nordisk A/S (Class B Stock)	98,172	5,908,721
Orsted A/S, 144A	26,786	2,615,585
		11,988,544
Finland — 1.6%
Kone OYJ (Class B Stock)	75,333	4,278,575
France — 12.9%
Accor SA	56,957	1,559,954
Airbus SE	26,430	1,730,758
AXA SA	106,361	1,833,892
Capgemini SE	28,507	2,395,415
EssilorLuxottica SA	19,502	2,091,476
Legrand SA	40,066	2,568,562
L’Oreal SA	13,376	3,534,524
LVMH Moet Hennessy Louis Vuitton SE	12,283	4,558,072
Orange SA	211,816	2,593,667
Pernod Ricard SA	19,951	2,842,892
Safran SA	21,654	1,899,678
Schneider Electric SE	44,803	3,814,349
TOTAL SA	101,870	3,898,960
		35,322,199
Germany — 8.0%
adidas AG	12,504	2,812,487
Allianz SE	21,126	3,639,330
Deutsche Boerse AG	21,435	2,954,668
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,891	2,590,333
SAP SE	47,264	5,255,766
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Symrise AG	24,717	$2,303,903
Vonovia SE	43,361	2,141,434
		21,697,921
Hong Kong — 4.0%
AIA Group Ltd.	715,000	6,440,399
CK Asset Holdings Ltd.	375,000	2,116,528
Hong Kong Exchanges & Clearing Ltd.	82,400	2,461,749
		11,018,676
India — 0.9%
HDFC Bank Ltd., ADR	61,912	2,381,135
Japan — 14.7%
Daikin Industries Ltd.	26,500	3,223,426
FANUC Corp.	13,400	1,806,263
Hoya Corp.	26,700	2,274,885
Kao Corp.	54,700	4,477,829
Keyence Corp.	16,100	5,190,272
Komatsu Ltd.	146,600	2,399,529
Kubota Corp.	225,200	2,878,949
Makita Corp.	82,400	2,509,540
Mitsui Fudosan Co. Ltd.	73,400	1,270,368
Nidec Corp.	44,900	2,329,428
Shin-Etsu Chemical Co. Ltd.	35,800	3,541,579
SMC Corp.	7,223	3,036,950
Sony Corp.	86,700	5,149,566
		40,088,584
Macau — 0.8%
Sands China Ltd.	584,800	2,132,384
Netherlands — 4.1%
ASML Holding NV	19,366	5,133,769
ING Groep NV	325,202	1,694,120
Royal Dutch Shell PLC (Class A Stock)	251,703	4,391,327
		11,219,216
Singapore — 1.0%
DBS Group Holdings Ltd.	218,700	2,830,450
South Korea — 1.4%
Samsung Electronics Co. Ltd., GDR	3,821	3,773,757
Spain — 1.1%
Industria de Diseno Textil SA	116,846	3,023,186
Sweden — 2.3%
Atlas Copco AB (Class A Stock)	101,543	3,401,406
Svenska Handelsbanken AB (Class A Stock)*	344,757	2,867,572
		6,268,978
Switzerland — 12.8%
Cie Financiere Richemont SA	39,398	2,139,081
LafargeHolcim Ltd.*	84,298	3,090,406
Nestle SA	108,741	11,125,331
Novartis AG	86,636	7,131,833
Roche Holding AG	29,215	9,462,056
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AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
SGS SA	852	$1,982,150
		34,930,857
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	85,263	4,074,719
United Kingdom — 14.2%
Burberry Group PLC	179,920	2,925,348
Diageo PLC	165,328	5,299,769
GlaxoSmithKline PLC	309,031	5,824,103
Legal & General Group PLC	1,190,421	2,824,706
Linde PLC	19,514	3,424,594
London Stock Exchange Group PLC	27,823	2,503,056
Persimmon PLC	126,375	2,989,689
Prudential PLC	210,433	2,670,164
RELX PLC	141,378	3,044,054
Smith & Nephew PLC	145,436	2,572,948
Unilever PLC	84,379	4,259,683
WPP PLC	60,209	409,759
		38,747,873
United States — 1.0%
Ferguson PLC	45,660	2,826,359

Total Long-Term Investments (cost $267,518,313)		259,151,302
	Shares	Value

Short-Term Investment — 0.0%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $44)(w)	44	$44

TOTAL INVESTMENTS—94.9% (cost $267,518,357)		259,151,346

Other assets in excess of liabilities — 5.1%		13,946,063

Net Assets — 100.0%		$273,097,409

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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